Other long-term liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Other long-term liabilities
Accrued unrecognized tax benefits & surcharge	¥ 75,347	$ 11,824	¥ 74,728
Lease deposit received from hospital	2,000	314	1,998
Convertible Note	20,000	3,138
Others	1,254	197
Other long-term liabilities	¥ 98,601	$ 15,473	¥ 76,726